Fixed assets purchase commitments	12 Months Ended
Jan. 31, 2018
Fixed Assets Purchase Commitments [Abstract]
Fixed assets purchase commitments	Fixed assets purchase commitments At January 31, 2018, the Group had no capital commitments (January 31, 2017: nil).